Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) (JPY ¥)
In Billions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	¥ 501		¥ 613		¥ 519		¥ 640
Total gains (losses) recognized in net revenue, assets	(18)	[1]	44	[1]	(12)	[1]	(2)	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, Assets	282	[2]	261	[2]	456	[2]	507	[2]
Sales/ redemptions, assets	(370)	[2]	(277)	[2]	(541)	[2]	(537)	[2]
Settlements, assets	23		(3)		49		25
Foreign exchange movements, Assets	2		(6)		8		(16)
Transfers into Level 3, assets	27	[3]	56	[3]	29	[3]	108	[3]
Transfers out of Level 3, assets	(31)	[3]	(15)	[3]	(92)	[3]	(52)	[3]
Assets, ending balance	416		673		416		673
Liabilities beginning balance	206		(34)		227		(12)
Total gains (losses) recognized in net revenue, liabilities	13	[1]	(1)	[1]	43	[1]	14	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	146	[2]	29	[2]	252	[2]	33	[2]
Sales/ redemptions, Liabilities	(112)	[2]	(4)	[2]	(182)	[2]	(47)	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities	0		0		1		(2)
Transfers into Level 3, liabilities	2	[3]	6	[3]	4	[3]	43	[3]
Transfers out of Level 3, liabilities	(15)	[3]	(11)	[3]	(45)	[3]	(14)	[3]
Liabilities ending balance	214		(13)		214		(13)
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	12	[4]	6	[4]	5	[4]	14	[4]
Total gains (losses) recognized in net revenue, assets	(18)	[1],[4]	2	[1],[4]	(7)	[1],[4]	(1)	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	14	[4]	1	[4]	18	[4]	2	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, assets	7	[3],[4]	(4)	[3],[4]	4	[3],[4]	(6)	[3],[4]
Transfers out of Level 3, assets	(1)	[3],[4]	10	[3],[4]	(6)	[3],[4]	6	[3],[4]
Assets, ending balance	14	[4]	15	[4]	14	[4]	15	[4]
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(52)	[4]	(53)	[4]	(54)	[4]	(39)	[4]
Total gains (losses) recognized in net revenue, assets	(7)	[1],[4]	(1)	[1],[4]	(16)	[1],[4]	(13)	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	6	[4]	13	[4]	18	[4]	12	[4]
Foreign exchange movements, Assets	0	[4]	(1)	[4]	(1)	[4]	(2)	[4]
Transfers into Level 3, assets	(1)	[3],[4]	32	[3],[4]	(3)	[3],[4]	35	[3],[4]
Transfers out of Level 3, assets	1	[3],[4]	4	[3],[4]	3	[3],[4]	1	[3],[4]
Assets, ending balance	(53)	[4]	(6)	[4]	(53)	[4]	(6)	[4]
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	35	[4]	0	[4]	25	[4]	(11)	[4]
Total gains (losses) recognized in net revenue, assets	(4)	[1],[4]	18	[1],[4]	(2)	[1],[4]	(7)	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	0	[4]	(18)	[4]	6	[4]	9	[4]
Foreign exchange movements, Assets	0	[4]	(1)	[4]	1	[4]	0	[4]
Transfers into Level 3, assets	(2)	[3],[4]	1	[3],[4]	(1)	[3],[4]	1	[3],[4]
Transfers out of Level 3, assets	0	[3],[4]	(2)	[3],[4]	0	[3],[4]	6	[3],[4]
Assets, ending balance	29	[4]	(2)	[4]	29	[4]	(2)	[4]
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	2	[4]	7	[4]	(3)	[4]	18	[4]
Total gains (losses) recognized in net revenue, assets	(4)	[1],[4]	0	[1],[4]	(4)	[1],[4]	(1)	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	3	[4]	1	[4]	7	[4]	2	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, assets	(1)	[3],[4]	5	[3],[4]	0	[3],[4]	5	[3],[4]
Transfers out of Level 3, assets	0	[3],[4]	(2)	[3],[4]	0	[3],[4]	(13)	[3],[4]
Assets, ending balance	0	[4]	11	[4]	0	[4]	11	[4]
Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0	[4]	0	[4]	0	[4]	0	[4]
Total gains (losses) recognized in net revenue, assets	0	[1],[4]	0	[1],[4]	0	[1],[4]	0	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	0	[4]	0	[4]	0	[4]	0	[4]
Foreign exchange movements, Assets	0	[4]	0	[4]	0	[4]	0	[4]
Transfers into Level 3, assets		[3],[4]	0	[3],[4]	0	[3],[4]	0	[3],[4]
Transfers out of Level 3, assets		[3],[4]		[3],[4]		[3],[4]		[3],[4]
Assets, ending balance	0	[4]	0	[4]	0	[4]	0	[4]
Total derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	(3)	[4]	(40)	[4]	(27)	[4]	(18)	[4]
Total gains (losses) recognized in net revenue, assets	(33)	[1],[4]	19	[1],[4]	(29)	[1],[4]	(22)	[1],[4]
Total gains (losses) recognized in other comprehensive income, assets		[4]		[4]		[4]		[4]
Purchases/ issues, Assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Sales/ redemptions, assets		[2],[4]		[2],[4]		[2],[4]		[2],[4]
Settlements, assets	23	[4]	(3)	[4]	49	[4]	25	[4]
Foreign exchange movements, Assets	0	[4]	(2)	[4]	0	[4]	(2)	[4]
Transfers into Level 3, assets	3	[3],[4]	34	[3],[4]	0	[3],[4]	35	[3],[4]
Transfers out of Level 3, assets	0	[3],[4]	10	[3],[4]	(3)	[3],[4]	0	[3],[4]
Assets, ending balance	(10)	[4]	18	[4]	(10)	[4]	18	[4]
Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets							(5)	[3]
Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	8		6		8	[3]	23	[3]
Transfers out of Level 3, assets	(16)				(65)	[3]	(5)	[3]
Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers into Level 3, assets	12		11		13	[3]	39	[3]
Transfers out of Level 3, assets	(15)		(11)		(20)	[3]	(29)	[3]
Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Transfers out of Level 3, assets							(6)	[3]
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	1		2		4		0
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]	1	[2]	1	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	(3)	[2]	0	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities			0				0
Transfers into Level 3, liabilities		[3]	0	[3]		[3]	1	[3]
Transfers out of Level 3, liabilities	(1)	[3]	(1)	[3]	(2)	[3]	(1)	[3]
Liabilities ending balance	0		1		0		1
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	1		0		1		0
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]	0	[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities		[2]	0	[2]	0	[2]	0	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, liabilities		[3]		[3]		[3]		[3]
Transfers out of Level 3, liabilities	0	[3]		[3]	0	[3]		[3]
Liabilities ending balance	1		0		1		0
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	204		(36)		222		(13)
Total gains (losses) recognized in net revenue, liabilities	13	[1]	(1)	[1]	43	[1]	14	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	146	[2]	29	[2]	251	[2]	32	[2]
Sales/ redemptions, Liabilities	(112)	[2]	(4)	[2]	(179)	[2]	(46)	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities	0		0		1		(2)
Transfers into Level 3, liabilities	2	[3]	6	[3]	4	[3]	42	[3]
Transfers out of Level 3, liabilities	(14)	[3]	(10)	[3]	(43)	[3]	(13)	[3]
Liabilities ending balance	213		(14)		213		(14)
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance			0		0
Total gains (losses) recognized in net revenue, liabilities		[1]	0	[1]		[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]		[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities		[2]	0	[2]	0	[2]	0	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities			0		0		0
Transfers into Level 3, liabilities		[3]		[3]		[3]		[3]
Transfers out of Level 3, liabilities		[3]		[3]		[3]		[3]
Liabilities ending balance	0		0		0		0
Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0		0		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]		[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	0	[2]	(1)	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, liabilities	0	[3]	0	[3]	0	[3]	0	[3]
Transfers out of Level 3, liabilities	0	[3]		[3]	0	[3]		[3]
Liabilities ending balance	0		0		0		0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0				0		0
Total gains (losses) recognized in net revenue, liabilities	0	[1]		[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]		[2]	0	[2]		[2]
Sales/ redemptions, Liabilities	0	[2]		[2]	0	[2]	0	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, liabilities		[3]	0	[3]	0	[3]	0	[3]
Transfers out of Level 3, liabilities	0	[3]		[3]	0	[3]		[3]
Liabilities ending balance	0		0		0		0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Liabilities beginning balance	0		0		0		1
Total gains (losses) recognized in net revenue, liabilities	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, liabilities
Purchases/ issues, Liabilities	0	[2]		[2]	0	[2]	0	[2]
Sales/ redemptions, Liabilities	0	[2]	0	[2]	0	[2]	(1)	[2]
Settlements, liabilities
Foreign exchange movements, Liabilities	0		0		0		0
Transfers into Level 3, liabilities	0	[3]		[3]	0	[3]		[3]
Transfers out of Level 3, liabilities		[3]		[3]		[3]		[3]
Liabilities ending balance	0		0		0		0
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	128		118		129		125
Total gains (losses) recognized in net revenue, assets	3	[1]	0	[1]	4	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	8	[2]	6	[2]	9	[2]	10	[2]
Sales/ redemptions, assets	(39)	[2]	(2)	[2]	(46)	[2]	(10)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		(1)		3		(3)
Transfers into Level 3, assets	2	[3]	3	[3]	3	[3]	4	[3]
Transfers out of Level 3, assets	0	[3]	(3)	[3]	0	[3]	(5)	[3]
Assets, ending balance	102		121		102		121
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	88		189		87		202
Total gains (losses) recognized in net revenue, assets	0	[1]	3	[1]	0	[1]	(6)	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	0	[2]	0	[2]	0	[2]	2	[2]
Sales/ redemptions, assets	(6)	[2]	(2)	[2]	(7)	[2]	(3)	[2]
Settlements, assets
Foreign exchange movements, Assets	2		(2)		4		(7)
Transfers into Level 3, assets		[3]		[3]		[3]		[3]
Transfers out of Level 3, assets		[3]		[3]		[3]		[3]
Assets, ending balance	84		188		84		188
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	0				0		10
Total gains (losses) recognized in net revenue, assets		[1]				[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets		[2]				[2]	1	[2]
Sales/ redemptions, assets		[2]				[2]	(11)	[2]
Settlements, assets
Foreign exchange movements, Assets
Transfers into Level 3, assets		[3]				[3]		[3]
Transfers out of Level 3, assets	0	[3]			0	[3]	0	[3]
Assets, ending balance
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	38		47		91		37
Total gains (losses) recognized in net revenue, assets	8	[1]	4	[1]	10	[1]	7	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	188	[2]	127	[2]	305	[2]	308	[2]
Sales/ redemptions, assets	(199)	[2]	(133)	[2]	(322)	[2]	(321)	[2]
Settlements, assets
Foreign exchange movements, Assets
Transfers into Level 3, assets	8	[3]	6	[3]	8	[3]	23	[3]
Transfers out of Level 3, assets	(16)	[3]	(2)	[3]	(65)	[3]	(5)	[3]
Assets, ending balance	27		49		27		49
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	78		67		69		62
Total gains (losses) recognized in net revenue, assets	1	[1]	2	[1]	0	[1]	1	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	79	[2]	118	[2]	116	[2]	156	[2]
Sales/ redemptions, assets	(54)	[2]	(96)	[2]	(78)	[2]	(137)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		(1)		1		(2)
Transfers into Level 3, assets	12	[3]	11	[3]	13	[3]	39	[3]
Transfers out of Level 3, assets	(15)	[3]	(11)	[3]	(20)	[3]	(29)	[3]
Assets, ending balance	101		90		101		90
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	7		9		6		8
Total gains (losses) recognized in net revenue, assets	0	[1]	2	[1]	0	[1]	2	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	1	[2]	5	[2]	4	[2]	6	[2]
Sales/ redemptions, assets	(2)	[2]	(2)	[2]	(5)	[2]	(3)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, assets	1	[3]	0	[3]	2	[3]	4	[3]
Transfers out of Level 3, assets	0	[3]	(3)	[3]	0	[3]	(6)	[3]
Assets, ending balance	7		11		7		11
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	3		21		4		5
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	0	[2]	1	[2]	0	[2]	18	[2]
Sales/ redemptions, assets	0	[2]	(17)	[2]	0	[2]	(18)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, assets	0	[3]	1	[3]	1	[3]	1	[3]
Transfers out of Level 3, assets	0	[3]	(1)	[3]	(2)	[3]	(1)	[3]
Assets, ending balance	3		5		3		5
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	66		91		68		91
Total gains (losses) recognized in net revenue, assets	1	[1]	(1)	[1]	1	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	0	[2]		[2]	0	[2]		[2]
Sales/ redemptions, assets	(62)	[2]	(13)	[2]	(64)	[2]	(13)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		(1)
Transfers into Level 3, assets		[3]		[3]		[3]		[3]
Transfers out of Level 3, assets		[3]		[3]		[3]		[3]
Assets, ending balance	5		77		5		77
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	16		19		12		20
Total gains (losses) recognized in net revenue, assets	(1)	[1]	(1)	[1]	(1)	[1]	(1)	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	1	[2]	3	[2]	9	[2]	5	[2]
Sales/ redemptions, assets	(4)	[2]	(9)	[2]	(9)	[2]	(11)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		(1)
Transfers into Level 3, assets	1	[3]	1	[3]	2	[3]	2	[3]
Transfers out of Level 3, assets	0	[3]	(2)	[3]	0	[3]	(3)	[3]
Assets, ending balance	13		11		13		11
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	14		10		13		9
Total gains (losses) recognized in net revenue, assets	0	[1]	(1)	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	5	[2]	1	[2]	11	[2]	1	[2]
Sales/ redemptions, assets	(1)	[2]	0	[2]	(5)	[2]	0	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, assets		[3]		[3]		[3]	0	[3]
Transfers out of Level 3, assets		[3]	0	[3]	(1)	[3]	0	[3]
Assets, ending balance	18		10		18		10
Trading assets and private equity investments [Member] | Total trading assets and private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	438		571		479		569
Total gains (losses) recognized in net revenue, assets	12	[1]	8	[1]	14	[1]	3	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	282	[2]	261	[2]	454	[2]	507	[2]
Sales/ redemptions, assets	(367)	[2]	(274)	[2]	(536)	[2]	(527)	[2]
Settlements, assets
Foreign exchange movements, Assets	2		(4)		8		(14)
Transfers into Level 3, assets	24	[3]	22	[3]	29	[3]	73	[3]
Transfers out of Level 3, assets	(31)	[3]	(22)	[3]	(88)	[3]	(49)	[3]
Assets, ending balance	360		562		360		562
Trading assets and private equity investments [Member] | Subtotal Assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	435		531		452		551
Total gains (losses) recognized in net revenue, assets	(21)	[1]	27	[1]	(15)	[1]	(19)	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets	282	[2]	261	[2]	454	[2]	507	[2]
Sales/ redemptions, assets	(367)	[2]	(274)	[2]	(536)	[2]	(527)	[2]
Settlements, assets	23		(3)		49		25
Foreign exchange movements, Assets	2		(6)		8		(16)
Transfers into Level 3, assets	27	[3]	56	[3]	29	[3]	108	[3]
Transfers out of Level 3, assets	(31)	[3]	(12)	[3]	(91)	[3]	(49)	[3]
Assets, ending balance	350		580		350		580
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	3		11		3		11
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	1	[1]
Total gains (losses) recognized in other comprehensive income, assets
Purchases/ issues, Assets		[2]	0	[2]	1	[2]	0	[2]
Sales/ redemptions, assets	(1)	[2]	0	[2]	(2)	[2]	(1)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, assets		[3]		[3]	0	[3]		[3]
Transfers out of Level 3, assets		[3]	(3)	[3]		[3]	(3)	[3]
Assets, ending balance	2		8		2		8
Other assets [Member] | Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	4		4		4		6
Total gains (losses) recognized in net revenue, assets	0	[1]	0	[1]	0	[1]	0	[1]
Total gains (losses) recognized in other comprehensive income, assets	0		0		0		0
Purchases/ issues, Assets		[2]		[2]		[2]		[2]
Sales/ redemptions, assets		[2]		[2]		[2]	(2)	[2]
Settlements, assets
Foreign exchange movements, Assets	0		0		0		0
Transfers into Level 3, assets		[3]		[3]		[3]		[3]
Transfers out of Level 3, assets		[3]		[3]		[3]		[3]
Assets, ending balance	4		4		4		4
Other assets [Member] | Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Assets, beginning balance	59	[5]	67	[5]	60	[5],[6]	72	[5]
Total gains (losses) recognized in net revenue, assets	3	[1],[5]	17	[1],[5]	3	[1],[5]	16	[1],[5]
Total gains (losses) recognized in other comprehensive income, assets	0	[5]	0	[5]	0	[5]	0	[5]
Purchases/ issues, Assets	0	[2],[5]	0	[2],[5]	1	[2],[5]	0	[2],[5]
Sales/ redemptions, assets	(2)	[2],[5]	(3)	[2],[5]	(3)	[2],[5]	(7)	[2],[5]
Settlements, assets		[5]		[5]		[5]		[5]
Foreign exchange movements, Assets	0	[5]	0	[5]	0	[5]	0	[5]
Transfers into Level 3, assets		[3],[5]	0	[3],[5]		[3],[5]	0	[3],[5]
Transfers out of Level 3, assets		[3],[5]		[3],[5]	(1)	[3],[5]	0	[3],[5]
Assets, ending balance	¥ 60	[5],[6]	¥ 81	[5]	¥ 60	[5],[6]	¥ 81	[5]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[3]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3 all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level all gains/ (losses) during the quarter are excluded from the table.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.
[6]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.